Basis of Presentation and Principles of Consolidation	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
1.	Basis of Presentation and Principles of Consolidation

Global Brass and Copper Holdings, Inc. (“Holdings” or the “Company”) was incorporated in Delaware, on October 10, 2007. Holdings, through its wholly-owned principal operating subsidiary, Global Brass and Copper, Inc. (“GBC”), commenced commercial operations on November 19, 2007 through the acquisition of the metals business from Olin Corporation. GBC is a leading, value-added converter, fabricator, distributor and processor of specialized copper and brass products in North America. On May 29, 2013, the Company completed its initial public offering of 8,050,000 shares of its common stock (the “initial public offering” or “IPO”). The shares began trading on the New York Stock Exchange on May 23, 2013 under the ticker symbol “BRSS”. Halkos Holdings, LLC (“Halkos”), the sole stockholder of the Company prior to the IPO, sold all of the shares in the initial public offering and received all of the net proceeds from the offering. After giving effect to the IPO, Halkos beneficially owned approximately 61.5% of the outstanding common stock of the Company. Halkos’s beneficial ownership percentage remained approximately the same as of September 30, 2013. On October 1, 2013, the Company completed its follow-on public offering of 5,750,000 shares of its common stock (the “follow-on public offering”). Halkos sold all of the shares in the follow-on public offering and received all of the net proceeds from the offering. After giving effect to the follow-on public offering, Halkos beneficially owns approximately 34.4% of the outstanding common stock of the Company. KPS Capital Partners, L.P. and its affiliates (“KPS”) are the majority shareholders of Halkos.

The Company is operated and managed through three distinct divisions which are also the Company’s reportable segments: Olin Brass, Chase Brass (“Chase”) and A.J. Oster (“Oster”).

These consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries and its majority-owned subsidiaries in which the Company has a controlling interest. All significant intercompany accounts and transactions relative to wholly- and majority-owned subsidiaries have been eliminated. The equity method is used to account for investments in affiliated companies, that are 20% to 50% owned where the Company does not hold a controlling voting interest and does not direct the matters that most significantly impact the investee’s operations.

The accompanying unaudited interim financial statements include all normal recurring adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. The December 31, 2012 consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amount of net sales and expenses during the reporting periods. Actual amounts could differ from those estimates.

Results of operations for the interim periods presented are not necessarily indicative of results which may be expected for any other interim period or for the year as a whole. There have been no significant changes to the Company’s significant accounting policies during the nine months ended September 30, 2013. These interim financial statements should be read in conjunction with the December 31, 2012 audited financial statements of the Company.

Revision of Prior Period Financial Statements

During 2012, the Company identified immaterial errors in previously issued consolidated financial statements related to the three and nine months ended September 30, 2012, which were corrected in the period identified, including:

1.	An error in the accounting for raw material in-transit was identified, which resulted in an overstatement of cost of sales of $811 and $423 for the three months and nine months ended September 30, 2012, respectively.

2.	Duplicate accruals for the receipt of raw material were identified, which resulted in an understatement of cost of sales of $1,396 and $389 for the three and nine months ended September 30, 2012, respectively.

The Company assessed the materiality of all errors, individually and in the aggregate, on previously issued consolidated financial statements and concluded that the errors were not material to any of the Company’s previously issued financial statements.

A summary of the revisions to the consolidated financial statements as of September 30, 2012 and for the three and nine months ended September 30, 2012 is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Statement of Operations
	Three Months Ended September 30, 2012
Cost of sales	$348,995	$585	$349,580
Gross profit	44,982	(585)	44,397
Operating income	27,629	(585)	27,044
Income before provision for income taxes and equity income	18,230	(585)	17,645
Provision for income taxes	6,670	99	6,769
Income before equity income	11,560	(684)	10,876
Net income	11,821	(684)	11,137
Net income attributable to Global Brass and Copper Holdings, Inc.	11,716	(684)	11,032
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.55	$(0.03)	$0.52
Consolidated Statement of Operations
	Nine Months Ended September 30, 2012
Cost of sales	$1,112,909	$(34)	$1,112,875
Gross profit	141,438	34	141,472
Operating income	68,197	34	68,231
Income before provision for income taxes and equity income	18,519	34	18,553
Provision for income taxes	13,891	105	13,996
Income before equity income	4,628	(71)	4,557
Net income	5,364	(71)	5,293
Net income attributable to Global Brass and Copper Holdings, Inc.	5,091	(71)	5,020
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.24	$—	$0.24
Consolidated Statement of Comprehensive Income
	Three Months Ended September 30, 2012
Net income	$11,821	$(684)	$11,137
Comprehensive income	11,814	(684)	11,130
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	11,731	(684)	11,047
Consolidated Statement of Comprehensive Income
	Nine Months Ended September 30, 2012
Net income	$5,364	$(71)	$5,293
Comprehensive income	5,234	(71)	5,163
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	4,961	(71)	4,890
Consolidated Statement of Changes in Deficit
	Nine Months Ended September 30, 2012
Net income	$5,364	$(71)	$5,293
Net income attributable to Global Brass and Copper Holdings, Inc.	5,091	(71)	5,020
Accumulated deficit—Balance, September 30, 2012	(56,083)	429	(55,654)
Total Global Brass and Copper Holdings, Inc. stockholders’ deficit—Balance, September 30, 2012	(58,928)	429	(58,499)
Total deficit—Balance, September 30, 2012	(55,487)	429	(55,058)

Recently Issued and Recently Adopted Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance requires entities to provide disclosures about items that are required by U.S. GAAP to be reclassified from accumulated other comprehensive income (“AOCI”) to net income in their entirety in the same reporting period. The disclosure includes the amount of the reclassification and identifies the line item on the statement where net income is presented that is affected by the reclassification. For other items reclassified from AOCI, the disclosure cross-references to other disclosures where additional details about their effects are disclosed. This guidance is effective for reporting periods beginning after December 15, 2012. The adoption of this guidance in the first quarter of 2013 did not have a material effect on the Company’s consolidated financial statements and disclosures.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. This guidance requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This guidance does not amend existing guidance on when it is appropriate to offset. In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending arrangements. The guidance is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. The Company adopted this guidance in the first quarter of 2013 and has included the required disclosures in note 10, “Derivative Contracts”.